Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income		¥ 150,195	¥ 84,471	¥ 577,608
Net cash provided by operating activities		(4,041,072)	661,019	(161,076)
Cash flows from investing activities:
Proceeds from sales of Equity securities	[1]	3,123,341	3,973,437
Net change in loans		(7,512,885)	(3,852,757)	(1,971,210)
Purchases of premises and equipment		(243,022)	(157,714)	(292,201)
Net cash provided by (used in) investing activities		(11,807,589)	(6,773,772)	(3,624,755)
Cash flows from financing activities:
Net change in short-term borrowings		2,936,677	270,560	257,774
Proceeds from issuance of long-term debt		2,303,803	1,659,412	1,956,007
Repayment of long-term debt		(3,273,353)	(3,241,799)	(3,310,804)
Proceeds from issuance of common stock			3	3
Purchases of treasury stock		(1,441)	(2,124)	(1,611)
Dividends paid		(190,386)	(190,413)	(190,382)
Net cash provided by financing activities		12,356,954	3,408,385	4,652,627
Effect of exchange rate changes on cash and cash equivalents		(229,918)	206,186	(282,846)
Cash and cash equivalents at beginning of period		45,672,739	48,170,921	47,586,971
Cash and cash equivalents at end of period		41,951,114	45,672,739	48,170,921
Parent Company
Cash flows from operating activities:
Net income		150,195	84,471	577,608
Adjustments and other		(92,059)	197,193	(302,109)
Net cash provided by operating activities		58,136	281,664	275,499
Cash flows from investing activities:
Proceeds from sales of Equity securities			139,719
Net change in loans		(1,496,047)	(1,075,059)	(1,344,323)
Purchases of premises and equipment		(43,406)	(11,640)	(6,649)
Proceeds from sales of premises and equipment		209,657
Net change in other investing activities		(5,150)	(1,310)	(4,114)
Net cash provided by (used in) investing activities		(1,334,946)	(948,290)	(1,355,086)
Cash flows from financing activities:
Net change in short-term borrowings		(85,505)	(140,000)	(70,000)
Proceeds from issuance of long-term debt		1,531,047	1,075,059	1,344,323
Repayment of long-term debt		(35,000)
Proceeds from issuance of common stock			3	3
Purchases of treasury stock		(1,441)	(2,124)	(1,611)
Dividends paid		(190,386)	(190,413)	(190,382)
Net change in other financing activities		962	437	555
Net cash provided by financing activities		1,219,677	742,962	1,082,888
Effect of exchange rate changes on cash and cash equivalents			540
Net increase (decrease) in cash and cash equivalents		(57,133)	76,876	3,301
Cash and cash equivalents at beginning of period		100,367	23,491	20,190
Cash and cash equivalents at end of period		¥ 43,234	¥ 100,367	¥ 23,491

[1]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments for the fiscal years ended March 31, 2019 and 2020, the amounts of which are not significant.